Trade Receivables - Summary of Trade Receivables (Detail) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Trade receivables [line items]
Accounts receivable and related parties, current gross		$ 1,620	$ 973	$ 1,504
Accounts receivable and related parties, non- current gross		1	31	6
Accounts Receivable and Related Parties [member]
Disclosure of Trade receivables [line items]
Accounts receivable and related parties, current gross	[1],[2]	1,672	1,020	1,580
Accounts receivable and related parties, non- current gross	[1],[2]	10	43	61
Provision for Doubtful Trade Receivable [member]
Disclosure of Trade receivables [line items]
Current trade receivables		(52)	(47)	(76)
Accounts receivable and related parties, non- current gross		$ (9)	$ (12)	$ (55)

[1]	See Note 24 for information about credits for contracts included in trade receivables.
[2]	See Note 36 for information about related parties.